JRS	Nuveen Real Estate Income Fund Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	LONG-TERM INVESTMENTS – 131.2% (95.7% of Total Investments)

	REAL ESTATE INVESTMENT TRUST PREFERRED STOCKS – 71.0% (51.9% of Total Investments)

	Diversified – 7.0% (5.1% of Total Investments)

11,510	Armada Hoffler Properties Inc	6.750%	N/R	$248,846
131,050	PS Business Parks Inc	4.875%	Baa2	2,733,703
88,295	PS Business Parks Inc	5.200%	Baa2	2,029,019
11,855	PS Business Parks Inc	5.200%	BBB	272,191
88,455	PS Business Parks Inc	5.250%	BBB	2,033,580
380,557	VEREIT Inc	6.700%	BB+	8,410,310
	Total Diversified			15,727,649

	Health Care – 0.1% (0.1% of Total Investments)

17,450	Diversified Healthcare Trust	6.250%	BBB–	284,261

	Hotels – 3.1% (2.3% of Total Investments)

25,235	Ashford Hospitality Trust Inc	8.450%		292,726
6,460	Hersha Hospitality Trust	6.500%	N/R	40,181
9,075	Hersha Hospitality Trust	6.500%	N/R	57,263
57,425	Hersha Hospitality Trust	6.875%	N/R	428,965
4,955	Pebblebrook Hotel Trust	6.300%	N/R	77,942
52,335	Pebblebrook Hotel Trust	6.375%	N/R	841,024
58,300	Pebblebrook Hotel Trust	6.500%	N/R	941,545
220,985	Sunstone Hotel Investors Inc	6.950%	N/R	4,419,700
	Total Hotels			7,099,346

	Industrial – 4.1% (3.0% of Total Investments)

120,230	Monmouth Real Estate Investment Corp, (3)	6.125%	N/R	2,685,938
59,877	Prologis Inc, (4)	8.540%	BBB	4,311,144
38,229	Rexford Industrial Realty Inc	5.875%	BB+	886,913
57,851	Rexford Industrial Realty Inc	5.875%	BB+	1,265,201
	Total Industrial			9,149,196

	Office – 15.1% (11.0% of Total Investments)

10,655	Boston Properties Inc	5.250%	BBB	258,064
12,713	Highwoods Properties Inc, (4)	8.625%	Baa3	13,348,650
244,560	SL Green Realty Corp	6.500%	Ba1	5,578,413
265,819	Vornado Realty Trust	5.250%	Baa3	5,199,420
155,409	Vornado Realty Trust	5.400%	Baa3	3,139,262
296,615	Vornado Realty Trust	5.700%	Baa3	6,421,715
	Total Office			33,945,524

	Residential – 4.6% (3.4% of Total Investments)

56,950	American Homes 4 Rent	5.875%	BB	1,344,590
65,105	American Homes 4 Rent	5.875%	BB	1,500,670
97,810	American Homes 4 Rent, (3)	6.250%	Ba1	2,308,316
59,027	American Homes 4 Rent	6.350%	BB	1,416,648
50,600	American Homes 4 Rent, (3)	6.500%	BB	1,197,196
34,373	Mid-America Apartment Communities Inc, (5)	8.500%	BBB–	2,045,193
25,220	UMH Properties Inc	6.750%	N/R	492,519
	Total Residential			10,305,132

	Retail – 20.0% (14.6% of Total Investments)

229,800	Brookfield Property REIT Inc, (3)	6.375%	N/R	3,251,670
216,715	Federal Realty Investment Trust	5.000%	Baa1	4,873,920
139,922	Kimco Realty Corp	5.125%	Baa2	3,036,307
227,005	Kimco Realty Corp	5.250%	Baa2	4,971,410
148,916	National Retail Properties Inc, (3)	5.200%	Baa2	3,268,706
64,115	Pennsylvania Real Estate Investment Trust	7.200%	N/R	154,197

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

Shares	Description (1)	Coupon	Ratings (2)	Value

	Retail (continued)
28,250	Pennsylvania Real Estate Investment Trust	7.375%	N/R	$81,922
129,000	Saul Centers Inc	6.000%	N/R	1,896,300
5,494	Simon Property Group Inc	8.375%	BBB+	307,664
101,850	SITE Centers Corp	6.250%	Ba1	1,889,318
201,200	SITE Centers Corp	6.375%	BB+	3,750,328
11,220	Spirit Realty Capital Inc	6.000%	BB+	238,649
425,717	Taubman Centers Inc, (3)	6.250%	N/R	9,357,260
244,475	Taubman Centers Inc	6.500%	N/R	5,329,555
84,400	Urstadt Biddle Properties Inc, (3)	5.875%	N/R	1,425,659
57,375	Urstadt Biddle Properties Inc	6.250%	N/R	1,019,554
	Total Retail			44,852,419

	Specialized – 17.0% (12.4% of Total Investments)

49,290	Digital Realty Trust Inc	5.200%	Baa3	1,136,135
5,285	Digital Realty Trust Inc	5.250%	Baa3	125,677
65,075	Digital Realty Trust Inc	5.875%	Baa3	1,579,370
49,950	Digital Realty Trust Inc	6.350%	Baa3	1,244,255
158,340	Digital Realty Trust Inc	6.625%	Baa3	3,988,585
3,250	EPR Properties	5.750%	Baa3	50,538
70,396	National Storage Affiliates Trust	6.000%	N/R	1,616,996
9,285	Public Storage	4.700%	A3	217,455
48,885	Public Storage	4.750%	A3	1,152,219
8,465	Public Storage	4.875%	A3	199,689
44,825	Public Storage	4.900%	A3	1,052,043
167,850	Public Storage, (5)	4.950%	A3	3,962,938
147,424	Public Storage	5.050%	A3	3,576,506
17,240	Public Storage	5.125%	A3	417,036
61,850	Public Storage	5.200%	A3	1,485,637
128,025	Public Storage	5.200%	A3	3,039,313
187,200	Public Storage	5.375%	A3	4,515,264
51,530	Public Storage	5.400%	A3	1,263,000
174,945	Public Storage	5.600%	A3	4,461,097
18,100	QTS Realty Trust Inc	6.500%	B–	2,326,936
33,910	QTS Realty Trust Inc	7.125%	B–	863,349
	Total Specialized			38,274,038
	Total Real Estate Investment Trust Preferred Stocks (cost $184,954,241)			159,637,565

Shares	Description (1)			Value

	REAL ESTATE INVESTMENT TRUST COMMON STOCKS – 60.2% (43.8% of Total Investments)

	Health Care – 4.2% (3.0% of Total Investments)

269,440	Healthpeak Properties Inc			$6,426,144
30,465	Ventas Inc			816,462
46,275	Welltower Inc			2,118,469
	Total Health Care			9,361,075

	Industrial – 6.7% (4.9% of Total Investments)

186,173	Prologis Inc, (3)			14,962,724

	Office – 11.7% (8.5% of Total Investments)

50,840	Alexandria Real Estate Equities Inc			6,968,130
54,700	Boston Properties Inc			5,044,981
209,380	Brandywine Realty Trust			2,202,678
37,279	Cousins Properties Inc			1,091,156
97,455	Douglas Emmett Inc			2,973,352
208,605	Hudson Pacific Properties Inc			5,290,223
60,755	SL Green Realty Corp			2,618,541
	Total Office			26,189,061

	Residential – 16.1% (11.7% of Total Investments)

322,575	American Homes 4 Rent, (3)			7,483,740
217,029	Apartment Investment & Management Co, (3)			7,628,569

Shares	Description (1)			Value

	Residential (continued)
52,393	AvalonBay Communities Inc, (5)			$7,710,678
110,285	Equity Residential			6,805,687
303,435	Invitation Homes Inc			6,484,406
	Total Residential			36,113,080

	Retail – 4.7% (3.5% of Total Investments)

45,125	Federal Realty Investment Trust			3,366,776
97,430	Regency Centers Corp			3,744,235
22,049	Simon Property Group Inc, (5)			1,209,608
163,280	Weingarten Realty Investors			2,356,131
	Total Retail			10,676,750

	Specialized – 16.8% (12.2% of Total Investments)

46,850	CoreSite Realty Corp			5,429,915
91,085	CubeSmart			2,440,167
46,265	Digital Realty Trust Inc, (3)			6,426,671
24,130	Equinix Inc, (3)			15,070,874
36,390	Extra Space Storage Inc			3,484,707
24,205	Public Storage			4,807,355
	Total Specialized			37,659,689
	Total Real Estate Investment Trust Common Stocks (cost $123,470,716)			134,962,379
	Total Long-Term Investments (cost $308,424,957)			294,599,944

Principal Amount (000)	Description (1)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 5.9% (4.3% of Total Investments)

	REPURCHASE AGREEMENTS – 5.9% (4.3% of Total Investments)

$13,241	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/20, repurchase price $13,240,867, collateralized by $12,780,000, U.S. Treasury Notes, 0.250%, due 7/15/29, value $13,509,674	0.000%	4/01/20	$13,240,867
	Total Short-Term Investments (cost $13,240,867)			13,240,867
	Total Investments (cost $321,665,824) – 137.1%			307,840,811
	Borrowings – (33.0)% (6), (7)			(74,000,000)
	Other Assets Less Liabilities – (4.1)% (8)			(9,383,133)
	Net Assets Applicable to Common Shares – 100%			$224,457,678

Investments in Derivatives

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (9)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services LLC	$72,400,000	Receive	1-Month LIBOR	1.994%	Monthly	6/01/18	7/01/25	7/01/27	$(7,914,703)	$(7,914,703)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and

JRS	Nuveen Real Estate Income Fund (continued)
Portfolio of Investments March 31, 2020
(Unaudited)

minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Real Estate Investment Trust Preferred Stocks	$141,977,771	$17,659,794	$—	$159,637,565
Real Estate Investment Trust Common Stocks	134,962,379	—	—	134,962,379

Short-Term Investments:
Repurchase Agreements	—	13,240,867	—	13,240,867

Investments in Derivatives:
Interest Rate Swaps*	—	(7,914,703)	—	(7,914,703)
Total	$276,940,150	$22,985,958	$—	$299,926,108
*	Represents net unrealized appreciation (depreciation).

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(2)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(3)	Investment, or portion of investment, is hypothecated. The total value of investments hypothecated as of the end of the reporting period was $63,018,619.

(4)	For fair value measurement disclosure purposes, investment classified as Level 2.

(5)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(6)	Borrowings as a percentage of Total Investments is 24.0%.

(7)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings. As of the end of the reporting period investments with a value of $221,261,952 have been pledged as collateral for borrowings.

(8)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(9)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

LIBOR	London Inter-Bank Offered Rate

REIT	Real Estate Investment Trust

4